Annual Operating Expenses - FidelityRealEstateHighIncomeFund-PRO - FidelityRealEstateHighIncomeFund-PRO - Fidelity Real Estate High Income Fund - Fidelity Real Estate High Income Fund	Jan. 29, 2024
Operating Expenses:
Management fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.78%